ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCRUED LIABILITIES
Accrued expenses		$ 4,257	$ 2,760
Accrued compensation and payroll tax		18,745	15,570
Accrued interest payable		703	2,043
Accrued warranty expense		1,133	2,368
Deferred revenue and customer credit balances		7,262	4,870
Other accrued liabilities		3,904	4,595
Accrued liabilities	$ 40,238	$ 36,004	$ 32,206